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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       June 30, 2009
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Drake Capital Management, LLC
                  ------------------------------
Address:          660 Madison Avenue, 16th Floor
                  ------------------------------
                  New York, NY 10065
                  ------------------------------


Form 13F File Number:        028-10670
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Luttrell
                  -------------------------------------------
Title:            President & Chief Financial Officer
                  -------------------------------------------
Phone:            (212) 756-1250
                  -------------------------------------------

Signature, Place, and Date of Signing:


   /s/ Steve Luttrell                 New York, NY            July 30, 2009
--------------------------       ----------------------    --------------------
       [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:             0
                                         ----------------

Form 13F Information Table Value Total:            $0
                                         ----------------
                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F File Number           Name
              --------------------           ----
              028-01190                      Frank Russell Company







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                                                FORM 13F INFORMATION TABLE

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      COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  --------   ---------- --------  ---------------------  ---------- ---------- ----------------------------
                           TITLE                 VALUE    SHRS OR     SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS     CUSIP    (X$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
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

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